Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance	$ 133.0	$ 113.3
Valuation allowance increased	19.7
Net operating losses	385.5	328.6
Aggregate federal net operating losses	179.9
Remaining amount	205.5
State net operating losses	359.9	340.3
Research and development credit carryforward	12.5	11.8
Unrecognized tax benefits	$ 1.3	$ 1.2